Deferred Tax Assets and Liabilities - Composition of Net Deferred Tax Asset (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2019
Income Taxes [Abstract]
Deferred tax assets	£ 17,218	£ 20,080	[1]	£ 14,750	[1]	£ 10,487
Deferred tax liabilities	(10,826)	(10,124)	[1]	(5,861)	[1]
Net deferred tax	£ 6,392	£ 9,956		£ 8,889

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).